Related parties - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related parties
Share-based expense	€ 3,231	€ 5,625	€ 7,389	€ 9,872
Supervisory Board Directors
Related parties
Compensation received for their services	114	107	238	216
Share-based expense	83	719	195	998
Management Board
Related parties
Compensation received for their services	972	936	1,916	1,829
Share-based expense	€ 1,317	€ 1,816	€ 2,954	€ 3,389